Investments - Equity Investments at FVTOCI (Details) $ in Millions, $ in Millions			12 Months Ended
	Sep. 18, 2025 USD ($)	Sep. 18, 2025 CAD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Discovery
Investments
Gain (loss) on changes in fair value	$ 67.4
Realized gain on disposal	$ 67.4	$ 93.1
FVTOCI
Investments
Balance at beginning			$ 324.8	$ 246.4
Cost of additions			76.1	103.2
Gain (loss) on changes in fair value			802.3	46.6
Proceeds of disposition			(127.1)	(45.5)
Impact of foreign exchange			29.2	(25.9)
Balance at ending			1,105.3	324.8
Realized gain on disposal			87.1
Realized loss on disposal				(2.1)
FVTOCI | G Mining Ventures
Investments
Balance at beginning			133.8	47.6
Cost of additions				47.1
Gain (loss) on changes in fair value			392.3	46.5
Impact of foreign exchange			13.5	(7.4)
Balance at ending			539.6	133.8
FVTOCI | Discovery
Investments
Cost of additions			49.4
Gain (loss) on changes in fair value			351.6
Proceeds of disposition			(84.4)
Impact of foreign exchange			6.4
Balance at ending			323.0
Realized gain on disposal			67.4
FVTOCI | Labrador Iron Ore Royalty Corporation ("LIORC")
Investments
Balance at beginning			127.3	152.7
Gain (loss) on changes in fair value			4.2	(13.0)
Impact of foreign exchange			6.5	(12.4)
Balance at ending			138.0	127.3
FVTOCI | Other
Investments
Balance at beginning			63.7	46.1
Cost of additions			26.7	56.1
Gain (loss) on changes in fair value			54.2	13.1
Proceeds of disposition			(42.7)	(45.5)
Impact of foreign exchange			2.8	(6.1)
Balance at ending			104.7	63.7
Realized gain on disposal			$ 19.7
Realized loss on disposal				$ (2.1)